SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 26, 2015
Accounting Policies [Abstract]
Schedule of Accounts Receivable Allowances
The following table presents the activity in our accounts receivable allowances (in thousands):

	Beginning Balance	Additions Charged to Costs and Expenses	Deductions*	Ending Balance
Year Ended December 26, 2015:
Allowance for possible losses on accounts receivable	$2,390	$20,538	$(20,256)	$2,672
Year Ended December 27, 2014:
Allowance for possible losses on accounts receivable	$2,060	$18,871	$(18,541)	$2,390
Year Ended December 28, 2013:
Allowance for possible losses on accounts receivable	$2,550	$17,114	$(17,604)	$2,060

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Notes Receivable Allowances
The following table presents the activity in our notes receivable allowances (in thousands):

	Beginning Balance	Additions	Deductions	Ending Balance
Year Ended December 26, 2015: Allowance for possible losses on Notes receivable	$826	$—	$(826)	$—

Year Ended December 27, 2014: Allowance for possible losses on Notes receivable	$1,025	$1,599	$(1,798)	$826

Year Ended December 28, 2013: Allowance for possible losses on Notes receivable	3,226	$887	(3,088)	$1,025

Schedule of Estimated Useful Lives of Property, Plant, and Equipment
Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 8 years

Schedule of Percentage of Completion Account Balances
The following table presents the balances of percentage-of-completion accounts on December 26, 2015 and December 27, 2014 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2015	2014
Cost and Earnings in Excess of Billings	$3,624	$5,244
Billings in Excess of Cost and Earnings	4,978	4,682

Schedule of Computation of Earnings Per Share
The computation of earnings per share (“EPS”) is as follows (in thousands):

	December 26, 2015	December 27, 2014	December 28, 2013
Numerator:
Net earnings attributable to controlling interest	$80,595	$57,551	$43,082
Adjustment for earnings allocated to non-vested restricted common stock	(1,059)	(718)	(412)
Net earnings for calculating EPS	$79,536	$56,833	$42,670
Denominator:
Weighted average shares outstanding	20,184	20,081	19,952
Adjustment for non-vested restricted common stock	(265)	(250)	(191)
Shares for calculating basic EPS	19,919	19,831	19,761
Effect of dilutive stock options	36	23	54
Shares for calculating diluted EPS	19,955	19,854	19,815
Net earnings per share:
Basic	$3.99	$2.87	$2.16
Diluted	$3.99	$2.86	$2.15